UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 96.07%
Consumer Discretionary - 23.18%
1-800-Flowers.com, Inc. (a)	484,100	$3,439,530	1.35%
Asbury Automotive Group, Inc. (a)	74,100	3,488,628	1.36%
CarMax, Inc. (a)	84,800	3,746,464	1.47%
Core-Mark Holding Co., Inc.	82,544	6,710,002	2.62%
Cracker Barrel Old Country Store, Inc.	38,600	5,065,478	1.98%
G-III Apparel Group, Ltd. (a)	108,300	5,345,688	2.09%
Lear Corp.	52,300	5,430,309	2.12%
Lowe’s Companies, Inc.	77,600	5,560,816	2.18%
Murphy USA, Inc. (a)	81,300	4,703,205	1.84%
Skechers USA, Inc. (a)	250,600	7,064,414	2.76%
Staples, Inc.	347,100	3,096,132	1.21%
TravelCenters of America, LLC (a)	412,500	2,883,375	1.13%
Zumiez, Inc. (a)	151,200	2,738,232	1.07%
		59,272,273	23.18%
Consumer Staples - 6.55%
CVS Health Corp.	55,800	5,389,722	2.11%
Ingles Markets, Inc.	134,500	5,159,420	2.02%
Kroger Co.	159,600	6,194,076	2.42%
		16,743,218	6.55%
Energy - 2.17%
Tesoro Corp.	63,500	5,540,375	2.17%

Financials - 6.71%
AmTrust Financial Services, Inc.	106,800	6,107,892	2.39%
Erie Indemnity Co.	63,040	6,058,775	2.37%
Jones Lang LaSalle, Inc.	35,400	4,981,488	1.95%
		17,148,155	6.71%
Health Care - 9.53%
Aetna, Inc.	58,000	5,906,720	2.31%
Amedisys, Inc. (a)	195,000	6,971,250	2.73%
HCA Holdings, Inc. (a)	81,400	5,663,812	2.21%
UnitedHealth Group, Inc.	50,600	5,827,096	2.28%
		24,368,878	9.53%
Industrials - 26.47%
American Woodmark Corp. (a)	124,700	8,604,300	3.36%
Atlas Air Worldwide Holdings, Inc. (a)	125,500	4,609,615	1.80%
Covenant Transportation Group, Inc. (a)	181,400	3,542,742	1.39%
HNI Corp.	113,100	3,847,662	1.50%
Huntington Ingalls Industries, Inc.	40,600	5,191,928	2.03%
JetBlue Airways Corp. (a)	329,400	7,019,514	2.75%
Lydall, Inc. (a)	179,500	5,070,875	1.98%
Multi-Color Corp.	83,600	5,269,308	2.06%
Northrop Grumman Corp.	34,200	6,329,052	2.47%
Patrick Industries, Inc. (a)	150,900	5,273,955	2.06%
Republic Airways Holdings, Inc. (a)	450,800	960,204	0.38%
Spirit AeroSystems Holdings, Inc., Class A (a)	116,200	4,926,880	1.93%
United Continental Holdings, Inc. (a)	84,100	4,060,348	1.59%
West Corp.	165,300	2,993,583	1.17%
		67,699,966	26.47%
Information Technology - 10.14%
CDW Corp.	151,900	5,840,555	2.28%
ePlus, Inc. (a)	70,800	6,705,468	2.62%
Science Applications International Corp.	106,400	4,534,768	1.77%
Super Micro Computer, Inc. (a)	143,800	4,282,364	1.68%
Tower Semiconductor Ltd. (a)(b)	363,700	4,571,709	1.79%
		25,934,864	10.14%
Materials - 8.51%
Ball Corp.	80,000	5,346,400	2.09%
Mercer International, Inc.	409,600	3,010,560	1.18%
Sealed Air Corp.	121,500	4,924,395	1.92%
US Concrete, Inc. (a)	186,500	8,482,020	3.32%
		21,763,375	8.51%
Utilities - 2.81%
WGL Holdings, Inc.	107,700	7,193,283	2.81%
Total Common Stocks (Cost $265,451,362)		245,664,387	96.07%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	275	0.00%
Total Rights (Cost $0)		275	0.00%

SHORT-TERM INVESTMENTS - 4.10%
Money Market Funds - 4.10%
Fidelity Government Portfolio - Institutional Class, 0.18% (d)	10,488,244	10,488,244	4.10%
Total Short-Term Investments (Cost $10,488,244)		10,488,244	4.10%

Total Investments (Cost $275,939,606) - 100.17%		256,152,906	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(429,587)	(0.17)%
TOTAL NET ASSETS - 100.00%		$255,723,319	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued in good faith.
(d)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$276,283,228
Gross unrealized appreciation	21,826,329
Gross unrealized depreciation	(41,956,651)
Net unrealized appreciation	$(20,130,322)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$59,272,273	$–	$–		$59,272,273
Consumer Staples	16,743,218	–	–		16,743,218
Energy	5,540,375	–	–		5,540,375
Financials	17,148,155	–	–		17,148,155
Health Care	24,368,878	–	–		24,368,878
Industrials	67,699,966	–	–		67,699,966
Information Technology	25,934,864	–	–		25,934,864
Materials	21,763,375	–	–		21,763,375
Utilities	7,193,283	–	–		7,193,283
Total Common Stocks	$245,664,387	$–	$–		$245,664,387

Rights
Health Care	$–	$–	$275		$275
Total Rights	$–	$–	$275	*	$275

Short-Term Investments
Money Market Funds	$10,488,244	$–	$–		$10,488,244
Total Short-Term Investments	$10,488,244	$–	$–		$10,488,244

Total Investments	$256,152,631	$–	$275		$256,152,906

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2015	$275
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases	–
(Sales)	–
Transfer in and/or out of Level 3	–
Balance as of January 31, 2016	$275

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at January 31, 2016	$–

The Level 3 investments as of January 31, 2016, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 71.69%
Consumer Discretionary - 21.90%
CarMax, Inc. (a)	2,962,712	$130,892,616	6.42%
O’Reilly Automotive, Inc. (a)	842,815	219,890,434	10.79%
Penn National Gaming, Inc. (a)	1,197,772	16,924,518	0.83%
Twenty First Century Fox, Inc.	2,917,592	78,687,456	3.86%
		446,395,024	21.90%
Energy - 2.96%
World Fuel Services Corp.	1,547,585	60,278,436	2.96%

Financials - 29.33%
Aon PLC (b)	1,179,036	103,554,732	5.08%
Brookfield Asset Management, Inc. (b)	4,543,328	136,118,107	6.68%
Diamond Hill Investment Group, Inc.	151,439	25,600,763	1.25%
Encore Capital Group, Inc. (a) (d)	2,258,784	51,771,329	2.54%
Markel Corp. (a)	215,672	181,263,689	8.89%
Marlin Business Services Corp. (d)	1,010,273	15,830,978	0.78%
The Charles Schwab Corp.	3,280,035	83,739,294	4.11%
		597,878,892	29.33%
Health Care - 2.08%
Henry Schein, Inc. (a)	279,398	42,312,033	2.08%

Industrials - 8.91%
American Woodmark Corp. (a) (d)	1,115,708	76,983,852	3.77%
Hexcel Corp.	1,901,635	78,689,656	3.86%
Mistras Group, Inc. (a)	846,695	19,126,840	0.94%
Roadrunner Transportation Systems, Inc. (a)	869,200	6,884,064	0.34%
		181,684,412	8.91%
Information Technology - 6.51%
Alphabet, Inc. (a)	108,017	80,251,230	3.94%
Alphabet, Inc., Class A (a)	68,984	52,520,969	2.57%
		132,772,199	6.51%
Total Common Stocks (Cost $951,844,659)		1,461,320,996	71.69%

REITS - 13.42%
Financials - 13.42%
American Tower Corp., Class A	2,145,080	202,366,847	9.93%
Gaming & Leisure Properties, Inc.	2,727,432	71,131,427	3.49%
Total REITS (Cost $166,124,758)		273,498,274	13.42%

SHORT-TERM INVESTMENTS - 14.91%
Money Market Funds - 14.91%
Dreyfus Government Cash Management, 0.17% (c)	4,796,592	4,796,592	0.24%
Federated Government Obligations Fund - Class I, 0.17% (c)	99,673,000	99,673,000	4.89%
Federated Treasury Obligations Fund, 0.13% (c)	99,673,000	99,673,000	4.89%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	99,673,000	99,673,000	4.89%
		303,815,592	14.91%
Total Short-Term Investments (Cost $303,815,592)		303,815,592	14.91%

Total Investments (Cost $1,421,785,009) - 100.02%		2,038,634,862	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(412,194)	(0.02)%
TOTAL NET ASSETS - 100.00%		$2,038,222,668	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2016.
(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the period ended January 31, 2016. Details of transactions with these affiliated companies for the period ended January 31, 2016, are as follows:

Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
Beginning Cost	$32,425,960	$72,792,945	$15,865,289
Purchase Cost	$13,163,740	$732,458	$-
Sales Cost	$-	$-	$-
Ending Cost	$45,589,700	$73,525,403	$15,865,289
Dividend Income	$-	$-	$141,438
Shares	1,115,708	2,258,784	1,010,273
Market Value	$76,983,852	$51,771,329	$15,830,978

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$1,421,785,009
Gross unrealized appreciation	718,094,072
Gross unrealized depreciation	(101,244,219)
Net unrealized appreciation	$616,849,853

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.

Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$446,395,024	$–	$–	$446,395,024
Energy	60,278,436	–	–	60,278,436
Financials	597,878,892	–	–	597,878,892
Health Care	42,312,033	–	–	42,312,033
Industrials	181,684,412	–	–	181,684,412
Information Technology	132,772,199	–	–	132,772,199
Total Common Stocks	$1,461,320,996	$–	$–	$1,461,320,996

REITS
Financials	$273,498,274	$–	$–	$273,498,274
Total REITS	$273,498,274	$–	$–	$273,498,274

Short-Term Investments
Money Market Funds	$303,815,592	$–	$–	$303,815,592
Total Short-Term Investments	$303,815,592	$–	$–	$303,815,592

Total Investments	$2,038,634,862	$–	$–	$2,038,634,862

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.45%
Consumer Discretionary - 44.39%
AutoNation, Inc. (a)	536,400	$23,199,300	2.52%
Boyd Gaming Corp. (a)	1,664,800	29,650,088	3.22%
Express, Inc. (a)	1,747,000	29,629,120	3.22%
GameStop Corp., Class A	735,800	19,285,318	2.09%
JC Penney Co., Inc. (a)	3,779,600	27,439,896	2.98%
Lear Corp.	268,900	27,919,887	3.03%
Lennar Corp.	675,000	28,451,250	3.09%
Lithia Motors, Inc., Class A	289,318	22,153,079	2.40%
NVR, Inc. (a)	20,614	34,033,714	3.69%
Pool Corp.	415,000	35,067,500	3.80%
Sinclair Broadcast Group Inc.	1,084,900	35,801,700	3.88%
The Goodyear Tire & Rubber Co.	1,014,600	28,824,786	3.13%
The Interpublic Group of Companies, Inc.	1,447,700	32,486,388	3.52%
Wayfair, Inc., Class A (a)	779,357	35,226,937	3.82%
		409,168,963	44.39%
Consumer Staples - 7.95%
Casey’s General Stores, Inc.	310,900	37,538,066	4.07%
Ingredion, Inc.	354,800	35,735,456	3.88%
		73,273,522	7.95%
Financials - 6.60%
AmTrust Financial Services, Inc.	501,700	28,692,223	3.11%
Hanover Insurance Group, Inc.	394,200	32,123,358	3.49%
		60,815,581	6.60%
Health Care - 3.52%
Owens & Minor, Inc.	937,900	32,498,235	3.52%

Industrials - 16.08%
Dycom Industries, Inc. (a)	423,800	28,080,988	3.05%
Expeditors International of Washington, Inc.	668,900	30,180,768	3.27%
Hawaiian Holdings, Inc. (a)	962,300	33,882,583	3.68%
JetBlue Airways Corp. (a)	1,321,100	28,152,641	3.05%
Manpowergroup, Inc.	365,900	27,936,465	3.03%
		148,233,445	16.08%
Information Technology - 12.44%
CDW Corp.	761,200	29,268,140	3.18%
Ciena Corp. (a)	1,390,900	24,716,293	2.68%
SYNNEX Corp.	381,400	32,018,530	3.47%
Tech Data Corp. (a)	459,600	28,679,040	3.11%
		114,682,003	12.44%
Materials - 3.42%
Avery Dennison Corp.	517,300	31,498,397	3.42%

Utilities - 4.05%
Atmos Energy Corp.	539,100	37,316,502	4.05%
Total Common Stocks (Cost $982,058,512)		907,486,648	98.45%

SHORT-TERM INVESTMENTS - 1.36%
Money Market Funds - 1.36%
Fidelity Government Portfolio - Institutional Class, 0.18% (b)	12,542,384	12,542,384	1.36%
Total Short-Term Investments (Cost $12,542,384)		12,542,384	1.36%

Total Investments (Cost $994,600,896) - 99.81%		920,029,032	99.81%
Other Assets in Excess of Liabilities - 0.19%		1,730,993	0.19%
TOTAL NET ASSETS - 100.00%		$921,760,025	100.00%

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$994,603,199
Gross unrealized appreciation	33,200,572
Gross unrealized depreciation	(107,774,739)
Net unrealized appreciation	$(74,574,167)
* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$409,168,963	$–	$–	$409,168,963
Consumer Staples	73,273,522	–	–	73,273,522
Financials	60,815,581	–	–	60,815,581
Health Care	32,498,235	–	–	32,498,235
Industrials	148,233,445	–	–	148,233,445
Information Technology	114,682,003	–	–	114,682,003
Materials	31,498,397	–	–	31,498,397
Utilities	37,316,502	–	–	37,316,502
Total Common Stocks	$907,486,648	$–	$–	$907,486,648

Short-Term Investments
Money Market Funds	$12,542,384	$–	$–	$12,542,384
Total Short-Term Investments	$12,542,384	$–	$–	$12,542,384

Total Investments	$920,029,032	$–	$–	$920,029,032

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.03%
Consumer Discretionary - 24.94%
Bed Bath & Beyond, Inc. (a)	43,000	$1,856,310	1.92%
Best Buy Co., Inc.	66,900	1,868,517	1.93%
Darden Restaurants, Inc.	28,500	1,797,210	1.86%
Harley-Davidson, Inc.	46,300	1,852,000	1.92%
Kohl’s Corp.	37,600	1,870,600	1.94%
Las Vegas Sands Corp.	42,100	1,898,710	1.97%
Macy’s, Inc.	45,600	1,842,696	1.91%
Nordstrom, Inc.	37,600	1,846,160	1.91%
Ralph Lauren Corp.	16,400	1,845,000	1.91%
Target Corp.	25,400	1,839,468	1.90%
The Gap, Inc.	75,100	1,856,472	1.92%
Tiffany & Co.	29,400	1,876,896	1.94%
Viacom, Inc.	40,500	1,848,420	1.91%
		24,098,459	24.94%
Consumer Staples - 5.74%
The Kroger Co.	47,700	1,851,237	1.92%
Wal-Mart Stores, Inc.	28,100	1,864,716	1.93%
Whole Foods Market, Inc.	62,500	1,831,875	1.89%
		5,547,828	5.74%
Energy - 5.84%
Marathon Petroleum Corp.	44,800	1,872,192	1.94%
Tesoro Corp.	21,500	1,875,875	1.94%
Valero Energy Corp.	27,900	1,893,573	1.96%
		5,641,640	5.84%
Financials - 3.84%
Franklin Resources, Inc.	54,100	1,875,106	1.94%
The Progressive Corp.	58,700	1,834,375	1.90%
		3,709,481	3.84%
Health Care - 5.60%
Baxter International, Inc.	50,500	1,848,300	1.91%
Gilead Sciences, Inc.	20,600	1,709,800	1.77%
HCA Holdings, Inc. (a)	26,700	1,857,786	1.92%
		5,415,886	5.60%
Industrials - 34.68%
Alaska Air Group, Inc.	26,300	1,851,520	1.92%
American Airlines Group, Inc.	47,300	1,844,227	1.91%
Caterpillar, Inc.	29,500	1,836,080	1.90%
Cummins, Inc.	20,700	1,860,723	1.93%
Deere & Co.	24,100	1,855,941	1.92%
Delta Air Lines, Inc.	41,700	1,846,893	1.91%
Dover Corp.	31,900	1,864,555	1.93%
Emerson Electric Co.	40,400	1,857,592	1.92%
FedEx Corp.	14,100	1,873,608	1.94%
General Dynamics Corp.	14,000	1,872,780	1.94%
JetBlue Airways Corp. (a)	90,500	1,928,555	2.00%
PACCAR, Inc.	38,100	1,869,567	1.93%
Parker-Hannifin Corp.	19,200	1,865,472	1.93%
Southwest Airlines Co.	49,800	1,873,476	1.94%
The Boeing Co.	15,300	1,837,989	1.90%
Union Pacific Corp.	25,700	1,850,400	1.91%
United Continental Holdings, Inc. (a)	39,100	1,887,748	1.95%
United Technologies Corp.	20,900	1,832,721	1.90%
		33,509,847	34.68%
Information Technology - 11.59%
Apple, Inc.	19,150	1,864,061	1.93%
eBay, Inc. (a)	78,000	1,829,880	1.90%
Intel Corp.	60,200	1,867,404	1.93%
International Business Machines Corp.	14,800	1,846,892	1.91%
QUALCOMM, Inc.	41,400	1,877,076	1.94%
Skyworks Solutions, Inc.	27,800	1,915,976	1.98%
		11,201,289	11.59%
Materials - 1.90%
Praxair, Inc.	18,400	1,840,000	1.90%

Telecommunication Services - 1.90%
Verizon Communications, Inc.	36,800	1,838,896	1.90%
Total Common Stocks (Cost $94,641,763)		92,803,326	96.03%

SHORT-TERM INVESTMENTS - 2.29%
Money Market Funds - 2.29%
Fidelity Government Portfolio - Institutional Class, 0.18% (b)	2,208,186	2,208,186	2.29%
Total Short-Term Investments (Cost $2,208,186)		2,208,186	2.29%

Total Investments (Cost $96,849,949) - 98.32%		95,011,512	98.32%
Other Assets in Excess of Liabilities - 1.68%		1,619,862	1.68%
TOTAL NET ASSETS - 100.00%		$96,631,374	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$96,877,402
Gross unrealized appreciation	5,113,490
Gross unrealized depreciation	(6,979,380)
Net unrealized appreciation	$(1,865,890)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$24,098,459	$-	$-	$24,098,459
Consumer Staples	5,547,828	-	-	5,547,828
Energy	5,641,640	-	-	5,641,640
Financials	3,709,481	-	-	3,709,481
Health Care	5,415,886	-	-	5,415,886
Industrials	33,509,847	-	-	33,509,847
Information Technology	11,201,289	-	-	11,201,289
Materials	1,840,000	-	-	1,840,000
Telecommunication Services	1,838,896	-	-	1,838,896
Total Common Stocks	$92,803,326	$-	$-	$92,803,326

Short-Term Investments
Money Market Funds	$2,208,186	$-	$-	$2,208,186
Total Short-Term Investments	$2,208,186	$-	$-	$2,208,186

Total Investments	$95,011,512	$-	$-	$95,011,512

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 95.90%
Consumer Discretionary - 12.24%
Ford Motor Co.	175,200	$2,091,888	1.77%
General Motors Co.	77,500	2,297,100	1.95%
Las Vegas Sands Corp.	50,100	2,259,510	1.91%
McDonald’s Corp.	30,100	3,725,778	3.16%
Staples, Inc.	162,900	1,453,068	1.23%
Thomson Reuters Corp. (a)	70,200	2,625,480	2.22%
		14,452,824	12.24%
Consumer Staples - 20.38%
Altria Group, Inc.	52,500	3,208,275	2.72%
General Mills, Inc.	52,600	2,972,426	2.52%
Kellogg Co.	42,400	3,113,856	2.64%
Kimberly Clark Corp.	25,800	3,313,236	2.80%
Philip Morris International, Inc.	34,500	3,105,345	2.63%
Procter & Gamble Co.	32,800	2,679,432	2.27%
Sysco Corp.	69,600	2,770,776	2.34%
The Coca-Cola Co.	67,700	2,905,684	2.46%
		24,069,030	20.38%
Energy - 15.62%
Cenovus Energy, Inc. (a)	136,300	1,675,127	1.42%
Chevron Corp.	25,300	2,187,691	1.85%
ConocoPhillips	41,100	1,606,188	1.36%
Exxon Mobil Corp.	30,500	2,374,425	2.01%
Marathon Oil Corp.	98,500	958,405	0.81%
National Oilwell Varco, Inc.	52,900	1,721,366	1.46%
Occidental Petroleum Corp.	34,300	2,360,869	2.00%
Suncor Energy, Inc. (a)	88,500	2,084,175	1.77%
Valero Energy Corp.	51,200	3,474,944	2.94%
		18,443,190	15.62%
Financials - 11.99%
Bank of Nova Scotia (a)	53,000	2,164,520	1.83%
Manulife Financial Corp. (a)	159,800	2,214,828	1.88%
MetLife, Inc.	56,300	2,513,795	2.13%
Prudential Financial, Inc.	36,100	2,529,888	2.14%
Royal Bank of Canada (a)	45,500	2,331,420	1.97%
Toronto-Dominion Bank (a)	63,700	2,410,408	2.04%
		14,164,859	11.99%
Health Care - 7.93%
AbbVie, Inc.	50,300	2,761,470	2.34%
Baxter International, Inc.	44,100	1,614,060	1.36%
Merck & Co., Inc.	47,800	2,422,026	2.05%
Pfizer, Inc.	84,400	2,573,356	2.18%
		9,370,912	7.93%
Industrials - 8.80%
Caterpillar, Inc.	32,900	2,047,696	1.74%
Emerson Electric Co.	48,600	2,234,628	1.89%
General Electric Co.	113,200	3,294,120	2.79%
Waste Management, Inc.	53,100	2,811,645	2.38%
		10,388,089	8.80%
Information Technology - 4.21%
Microsoft Corp.	65,900	3,630,431	3.07%
Seagate Technology PLC (a)	46,200	1,342,110	1.14%
		4,972,541	4.21%
Materials - 6.19%
Freeport-McMoRan Copper & Gold, Inc.	143,000	657,800	0.56%
International Paper Co.	51,500	1,761,815	1.49%
LyondellBasell Industries NV (a)	31,600	2,463,852	2.09%
The Dow Chemical Co.	57,800	2,427,600	2.05%
		7,311,067	6.19%
Telecommunication Services - 8.54%
AT&T, Inc.	80,500	2,902,830	2.46%
BCE, Inc. (a)	63,400	2,555,020	2.17%
CenturyLink, Inc.	70,300	1,787,026	1.51%
Verizon Communications, Inc.	56,800	2,838,296	2.40%
		10,083,172	8.54%
Total Common Stocks (Cost $111,184,553)		113,255,684	95.90%

REITS - 1.74%
Financials - 1.74%
Weyerhaeuser Co.	80,000	2,048,800	1.74%
Total REITS (Cost $2,809,006)		2,048,800	1.74%

SHORT-TERM INVESTMENTS - 2.24%
Money Market Funds - 2.24%
Fidelity Government Portfolio - Institutional Class, 0.18% (b)	2,645,398	2,645,398	2.24%
Total Short-Term Investments (Cost $2,645,398)		2,645,398	2.24%

Total Investments (Cost $116,638,957) - 99.88%		117,949,882	99.88%
Other Assets in Excess of Liabilities - 0.12%		143,580	0.12%
TOTAL NET ASSETS - 100.00%		$118,093,462	100.00%

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust
(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$117,083,534
Gross unrealized appreciation	19,701,165
Gross unrealized depreciation	(18,834,817)
Net unrealized appreciation	$866,348

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,452,824	$–	$–	$14,452,824
Consumer Staples	24,069,030	–	–	24,069,030
Energy	18,443,190	–	–	18,443,190
Financials	14,164,859	–	–	14,164,859
Health Care	9,370,912	–	–	9,370,912
Industrials	10,388,089	–	–	10,388,089
Information Technology	4,972,541	–	–	4,972,541
Materials	7,311,067	–	–	7,311,067
Telecommunication Services	10,083,172	–	–	10,083,172
Total Common Stocks	$113,255,684	$–	$–	$113,255,684

REITS
Financials	$2,048,800	$–	$–	$2,048,800
Total REITS	$2,048,800	$–	$–	$2,048,800

Short-Term Investments
Money Market Funds	$2,645,398	$–	$–	$2,645,398
Total Short-Term Investments	$2,645,398	$–	$–	$2,645,398

Total Investments	$117,949,882	$–	$–	$117,949,882

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
 January 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.82%
Consumer Discretionary - 5.56%
Carnival Corp. (b)	30,960	$1,490,105	1.17%
Ford Motor Co.	119,245	1,423,785	1.11%
Lowe’s Companies, Inc.	13,160	943,045	0.74%
Target Corp.	20,835	1,508,871	1.18%
Time Warner, Inc.	24,620	1,734,233	1.36%
		7,100,039	5.56%
Consumer Staples - 6.46%
Mondelez International, Inc.	45,550	1,963,205	1.54%
PepsiCo, Inc.	13,660	1,356,438	1.06%
Procter & Gamble Co.	46,985	3,838,204	3.01%
Tyson Foods, Inc., Class A	20,230	1,079,473	0.85%
		8,237,320	6.46%
Energy - 11.50%
Anadarko Petroleum Corp.	15,970	624,267	0.49%
Chevron Corp.	13,185	1,140,107	0.89%
ConocoPhillips	19,220	751,118	0.59%
Exxon Mobil Corp.	50,260	3,912,741	3.07%
FMC Technologies, Inc. (a)	39,620	996,443	0.78%
Marathon Oil Corp.	40,995	398,881	0.31%
Occidental Petroleum Corp.	54,550	3,754,677	2.94%
Pioneer Natural Resources Co.	17,230	2,135,659	1.68%
Valero Energy Corp.	14,105	957,306	0.75%
		14,671,199	11.50%
Financials - 24.87%
Affiliated Managers Group, Inc. (a)	9,000	1,207,710	0.95%
Allstate Corp.	19,482	1,180,609	0.92%
American International Group, Inc.	33,515	1,892,927	1.48%
Bank of America Corp.	210,069	2,970,376	2.33%
BlackRock, Inc.	7,700	2,419,802	1.90%
Chubb, Ltd. (b)	20,530	2,321,327	1.82%
Citigroup, Inc.	57,505	2,448,563	1.92%
CME Group, Inc.	19,983	1,795,473	1.41%
Hartford Financial Services Group, Inc.	29,295	1,177,073	0.92%
JPMorgan Chase & Co.	36,795	2,189,302	1.71%
Prudential Financial, Inc.	20,037	1,404,193	1.10%
Signature Bank (a)	6,900	961,446	0.75%
SunTrust Banks, Inc.	55,334	2,024,118	1.59%
Synchrony Financial (a)	70,945	2,016,257	1.58%
The Goldman Sachs Group, Inc.	8,516	1,375,845	1.08%
Wells Fargo & Co.	86,540	4,346,904	3.41%
		31,731,925	24.87%
Health Care - 13.29%
Aetna, Inc.	20,832	2,121,531	1.66%
Allergan PLC (a)(b)	6,680	1,899,992	1.49%
CIGNA Corp.	1,856	247,961	0.20%
Johnson & Johnson	41,090	4,291,440	3.36%
Medtronic PLC (b)	22,505	1,708,580	1.34%
Merck & Co., Inc.	48,440	2,454,455	1.93%
Pfizer, Inc.	70,855	2,160,369	1.69%
Thermo Fisher Scientific, Inc.	15,640	2,065,418	1.62%
		16,949,746	13.29%
Industrials - 11.11%
CSX Corp.	26,746	615,693	0.48%
Danaher Corp.	23,520	2,038,008	1.60%
Dover Corp.	7,446	435,219	0.34%
FedEx Corp.	3,422	454,715	0.35%
General Dynamics Corp.	5,820	778,541	0.61%
General Electric Co.	107,404	3,125,456	2.45%
Honeywell International, Inc.	17,030	1,757,496	1.38%
Ingersoll-Rand PLC (b)	23,985	1,234,508	0.97%
Northrop Grumman Corp.	8,180	1,513,791	1.19%
Raytheon Co.	10,400	1,333,696	1.04%
Southwest Airlines Co.	23,641	889,375	0.70%
		14,176,498	11.11%

Information Technology - 12.98%
Adobe Systems, Inc. (a)	11,990	1,068,669	0.84%
Avago Technologies, Ltd.	5,900	788,889	0.62%
Ciena Corp. (a)	36,965	656,868	0.52%
Cisco Systems, Inc.	112,090	2,666,621	2.09%
Citrix Systems, Inc. (a)	18,200	1,282,372	1.01%
Cognizant Technology Solutions Corp., Class A (a)	10,350	655,258	0.51%
LAM Research Corp.	21,925	1,573,996	1.23%
Microsoft Corp.	74,375	4,097,319	3.21%
NXP Semiconductors NV (a)(b)	11,169	835,218	0.66%
Skyworks Solutions, Inc.	25,075	1,728,169	1.35%
Western Digital Corp.	25,086	1,203,626	0.94%
		16,557,005	12.98%
Materials - 2.70%
Albemarle Corp.	14,540	765,385	0.60%
PPG Industries, Inc.	16,000	1,521,920	1.20%
WestRock Co.	32,645	1,151,716	0.90%
		3,439,021	2.70%
Telecommunication Services - 0.84%
T- Mobile US, Inc. (a)	26,770	1,074,816	0.84%

Utilities - 6.51%
Ameren Corp.	19,730	886,272	0.70%
American Electric Power, Inc.	30,830	1,879,705	1.47%
DTE Energy Co.	42,385	3,603,149	2.82%
NextEra Energy, Inc.	17,300	1,932,583	1.52%
		8,301,709	6.51%
Total Common Stocks (Cost $112,148,181)		122,239,278	95.82%

REITS - 3.46%
Financials - 3.46%
AvalonBay Communities, Inc.	15,435	2,646,948	2.07%
Host Hotels & Resorts, Inc.	60,664	840,197	0.66%
Kilroy Realty Corp.	16,752	935,934	0.73%
Total REITS (Cost $4,785,303)		4,423,079	3.46%

SHORT-TERM INVESTMENTS - 0.45%
Money Market Funds - 0.45%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	568,531	568,531	0.45%
Total Short-Term Investments (Cost $568,531)		568,531	0.45%

Total Investments (Cost $117,502,015) - 99.73%		127,230,888	99.73%
Other Assets in Excess of Liabilities - 0.27%		340,914	0.27%
TOTAL NET ASSETS - 100.00%		$127,571,802	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$118,183,284
Gross unrealized appreciation	17,710,202
Gross unrealized depreciation	(8,662,598)
Net unrealized appreciation	$9,047,604

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,100,039	$–	$–	$7,100,039
Consumer Staples	8,237,320	–	–	8,237,320
Energy	14,671,199	–	–	14,671,199
Financials	31,731,925	–	–	31,731,925
Health Care	16,949,746	–	–	16,949,746
Industrials	14,176,498	–	–	14,176,498
Information Technology	16,557,005	–	–	16,557,005
Materials	3,439,021	–	–	3,439,021
Telecommunication Services	1,074,816	–	–	1,074,816
Utilities	8,301,709	–	–	8,301,709
Total Common Stocks	$122,239,278	$–	$–	$122,239,278

REITS
Financials	$4,423,079	$–	$–	$4,423,079
Total REITS	$4,423,079	$–	$–	$4,423,079

Short-Term Investments
Money Market Funds	$568,531	$–	$–	$568,531
Total Short-Term Investments	$568,531	$–	$–	$568,531

Total Investments	$127,230,888	$–	$–	$127,230,888

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 71.40%
Consumer Discretionary - 3.96%
McDonald’s Corp.	21,200	$2,624,136	3.96%

Consumer Staples - 13.08%
Procter & Gamble Co.	58,500	4,778,865	7.23%
The Coca-Cola Co.	24,200	1,038,664	1.57%
Wal-Mart Stores, Inc.	42,700	2,833,572	4.28%
		8,651,101	13.08%
Energy - 13.85%
Chevron Corp.	52,100	4,505,087	6.81%
Exxon Mobil Corp.	59,800	4,655,430	7.04%
		9,160,517	13.85%
Health Care - 12.75%
Merck & Co., Inc.	82,600	4,185,342	6.33%
Pfizer, Inc.	139,300	4,247,257	6.42%
		8,432,599	12.75%
Industrials - 12.36%
Caterpillar, Inc.	65,100	4,051,824	6.13%
General Electric Co.	141,700	4,123,470	6.23%
		8,175,294	12.36%
Information Technology - 6.86%
Cisco Systems, Inc.	37,200	884,988	1.34%
Intel Corp.	7,100	220,242	0.33%
International Business Machines Corp.	27,500	3,431,725	5.19%
		4,536,955	6.86%
Materials - 0.27%
E.I. du Pont de Nemours & Co.	3,400	179,384	0.27%

Telecommunication Services - 8.27%
AT&T, Inc.	9,800	353,388	0.53%
Verizon Communications, Inc.	102,400	5,116,928	7.74%
		5,470,316	8.27%
Total Common Stocks (Cost $44,283,025)		47,230,302	71.40%

SHORT-TERM INVESTMENTS - 66.76%
Money Market Funds - 4.81%
Federated Government Obligations Fund - Class I, 0.17% (a)	52,410	52,410	0.08%
Fidelity Government Portfolio - Institutional Class, 0.18% (a)	3,129,000	3,129,000	4.73%
		3,181,410	4.81%
U.S. Treasury Bills (c) - 61.95%
0.250%, 02/18/2016 (b)	10,000,000	9,999,575	15.12%
0.250%, 03/24/2016 (b)	15,000,000	14,995,613	22.67%
0.305%, 04/28/2016 (b)	16,000,000	15,988,048	24.16%
		40,983,236	61.95%
Total Short-Term Investments (Cost $44,167,898)		44,164,646	66.76%

Total Investments (Cost $88,450,923) - 138.16%		91,394,948	138.16%
Liabilities in Excess of Other Assets - (38.16)%		(25,245,784)	(38.16)%
TOTAL NET ASSETS - 100.00%		$66,149,164	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2016.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$88,554,719
Gross unrealized appreciation	5,796,748
Gross unrealized depreciation	(2,956,519)
Net unrealized appreciation	$2,840,229

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,624,136	$–	$–	$2,624,136
Consumer Staples	8,651,101	–	–	8,651,101
Energy	9,160,517	–	–	9,160,517
Health Care	8,432,599	–	–	8,432,599
Industrials	8,175,294	–	–	8,175,294
Information Technology	4,536,955	–	–	4,536,955
Materials	179,384	–	–	179,384
Telecommunication Services	5,470,316	–	–	5,470,316
Total Common Stocks	$47,230,302	$–	$–	$47,230,302

Short-Term Investments
Money Market Funds	$3,181,410	$–	$–	$3,181,410
U.S. Treasury Bills	–	40,983,236	–	40,983,236
Total Short-Term Investments	$3,181,410	$40,983,236	$–	$44,164,646

Total Investments	$50,411,712	$40,983,236	$–	$91,394,948

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$5,397,000	Jefferies LLC	0.40%	11/19/2015	2/18/2016	$5,402,397
8,995,000	Jefferies LLC	0.75%	12/17/2015	3/24/2016	9,013,177
10,794,000	Jefferies LLC	0.75%	1/21/2016	4/28/2016	10,815,813
$25,186,000					$25,231,387

As of January 31, 2016, the fair value of securities held as collateral for reverse repurchase agreements was $40,983,236 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.  The face value of the reverse repurchase agreements at January 31, 2016, was $25,186,000.  Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  The face value plus interest due at maturity is equal to $25,231,387.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 59.32%
Consumer Discretionary - 12.66%
CarMax, Inc. (a)	208,239	$9,199,999	2.20%
Carnival Corp. (b)	249,960	12,030,575	2.88%
Dollar Tree, Inc. (a)	148,560	12,080,899	2.89%
Lowe’s Companies, Inc.	153,506	11,000,240	2.64%
O’Reilly Automotive, Inc. (a)	32,830	8,565,347	2.05%
		52,877,060	12.66%
Consumer Staples - 6.62%
Altria Group, Inc.	267,679	16,357,864	3.92%
Edgewell Personal Care Co.	68,332	5,057,251	1.21%
The Coca-Cola Co.	145,481	6,244,045	1.49%
		27,659,160	6.62%
Energy - 2.33%
Chevron Corp.	68,211	5,898,205	1.41%
ConocoPhillips	97,918	3,826,636	0.92%
		9,724,841	2.33%
Financials - 11.37%
Alleghany Corp. (a)	18,600	8,889,312	2.13%
Bank of America Corp.	455,600	6,442,184	1.54%
Berkshire Hathaway, Inc., Class B (a)	93,389	12,119,090	2.90%
BlackRock, Inc.	29,668	9,323,466	2.23%
Wells Fargo & Co.	213,623	10,730,283	2.57%
		47,504,335	11.37%
Health Care - 6.67%
Bristol-Myers Squibb Co.	185,913	11,556,352	2.77%
Eli Lilly & Co.	140,910	11,145,981	2.67%
Pfizer, Inc.	168,975	5,152,048	1.23%
		27,854,381	6.67%
Industrials - 7.33%
Deere & Co.	93,710	7,216,607	1.73%
FedEx Corp.	34,588	4,596,054	1.10%
General Dynamics Corp.	89,590	11,984,454	2.87%
Norfolk Southern Corp.	96,810	6,825,105	1.63%
		30,622,220	7.33%
Information Technology - 8.14%
Cisco Systems, Inc.	248,776	5,918,381	1.42%
EMC Corp.	286,683	7,101,138	1.70%
International Business Machines Corp.	26,525	3,310,055	0.79%
Microsoft Corp.	92,863	5,115,822	1.23%
Visa, Inc., Class A	168,316	12,537,859	3.00%
		33,983,255	8.14%
Materials - 2.88%
NewMarket Corp.	22,320	8,465,306	2.03%
The Mosaic Co.	147,440	3,553,304	0.85%
		12,018,610	2.88%
Telecommunication Services - 1.32%
Verizon Communications, Inc.	109,998	5,496,600	1.32%
Total Common Stocks (Cost $221,414,802)		247,740,462	59.32%

PREFERRED STOCKS - 1.85%
Construction - 0.09%
SCE Trust I	13,655	354,620	0.09%

Consumer Staples - 0.07%
CHS, Inc.	10,960	294,715	0.07%

Financials - 1.69%
Aegon N.V. (b)	4,490	114,899	0.03%
Allstate Corp.	12,395	340,491	0.08%
Bank of America Corp.	8,050	213,083	0.05%
Bank of New York Mellon Corp.	9,045	233,271	0.06%
Barclays Bank PLC (b)	4,505	116,139	0.03%
BB&T Corp.	13,715	346,441	0.08%
Capital One Financial Corp.	13,400	347,328	0.09%
Citigroup, Inc.	8,340	210,001	0.05%
Discover Financial Services	13,190	342,280	0.08%

Fannie Mae Preferred (a)	10,600	31,906	0.01%
First Republic Bank San Francisco	10,010	263,163	0.06%
HSBC Finance Corp.	4,550	116,707	0.03%
ING Groep N.V. (b)	4,560	116,280	0.03%
JPMorgan Chase & Co.	13,430	344,345	0.08%
KKR Financial Holdings LLC	8,155	215,455	0.05%
MetLife, Inc.	13,860	336,244	0.08%
Morgan Stanley	8,210	213,378	0.05%
Northern Trust Corp.	13,015	346,720	0.08%
PNC Financial Services Group, Inc.	13,430	344,614	0.08%
RBS Capital Funding Trust V	11,910	293,224	0.07%
Regions Financial Corp.	13,285	346,473	0.08%
State Street Corp.	12,690	341,361	0.08%
SunTrust Banks, Inc.	13,540	350,280	0.09%
The Charles Schwab Corp.	13,025	340,864	0.08%
The Goldman Sachs Group, Inc.	8,255	213,227	0.05%
U.S. Bancorp (d)	9,045	234,265	0.06%
Wells Fargo & Co.	13,210	345,970	0.08%
		7,058,409	1.69%
Total Preferred Stocks (Cost $7,805,338)		7,707,744	1.85%

REITS - 0.22%
Financials - 0.22%
Apollo Commercial Real Estate Finance, Inc.	28,000	445,200	0.11%
Chimera Investment Corp.	39,000	483,210	0.11%
Total REITS (Cost $1,061,263)		928,410	0.22%

CORPORATE BONDS - 21.16%
Consumer Discretionary - 0.84%
Amazon.com, Inc.
3.300%, 12/05/2021	1,000,000	1,043,133	0.25%
3.800%, 12/05/2024	800,000	840,385	0.20%
Burlington North Santa Fe LLC, 3.400%, 09/01/2024	1,000,000	1,004,841	0.24%
Comcast Corp., 4.950%, 06/15/2016	600,000	608,748	0.15%
		3,497,107	0.84%
Consumer Staples - 1.20%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	173,788	0.04%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,306,087	0.31%
2.250%, 12/05/2018	1,500,000	1,511,971	0.36%
4.125%, 05/15/2021	1,000,000	1,073,732	0.26%
5.750%, 06/01/2017	600,000	634,014	0.15%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	334,568	0.08%
		5,034,160	1.20%
Energy - 0.45%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	779,400	0.19%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,093,154	0.26%
		1,872,554	0.45%
Financials - 10.95%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,652,481	0.40%
American International Group, Inc.
4.875%, 06/01/2022	1,600,000	1,708,877	0.41%
5.850%, 01/16/2018	1,075,000	1,149,231	0.27%
Associated Banc-Corp, 5.125%, 03/28/2016	700,000	701,902	0.17%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	340,390	0.08%
Bank of Montreal, 2.500%, 01/11/2017 (b)	400,000	405,262	0.10%
Bank of New York Mellon Corp., 1.969%, 06/20/2017	500,000	504,642	0.12%
Bank of Nova Scotia, 2.550%, 01/12/2017 (b)	1,000,000	1,013,646	0.24%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,016,859	0.24%
BlackRock, Inc., 3.500%, 03/18/2024	1,000,000	1,043,233	0.25%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	781,998	0.19%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,631,066	0.39%
Discover Financial Services, 5.200%, 04/27/2022	900,000	980,515	0.23%
Fifth Third Bancorp, 1.350%, 06/01/2017	1,000,000	998,933	0.24%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	678,200	0.16%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	1,750,000	1,765,008	0.42%
Franklin Resources, Inc., 1.375%, 09/15/2017	1,080,000	1,080,603	0.26%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	504,531	0.12%
5.625%, 05/01/2018	550,000	602,391	0.14%
6.000%, 08/07/2019	1,610,000	1,838,163	0.44%
JPMorgan Chase & Co., 6.000%, 01/15/2018	1,000,000	1,077,891	0.26%

KeyCorp
2.300%, 12/13/2018	2,600,000	2,612,015	0.63%
5.100%, 03/24/2021	950,000	1,056,513	0.25%
Lazard Group, 6.850%, 06/15/2017	56,000	59,594	0.01%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	881,645	0.21%
Merrill Lynch & Company, Inc., 6.875%, 04/25/2018	955,000	1,048,479	0.25%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	112,455	0.03%
Morgan Stanley
5.500%, 07/28/2021	2,333,000	2,612,717	0.63%
6.625%, 04/01/2018	750,000	819,625	0.20%
PNC Financial Services Group, Inc., 1.600%, 06/01/2018	1,000,000	1,000,331	0.24%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	717,500	0.17%
Raymond James Financial, Inc., 5.625%, 04/01/2024	700,000	788,093	0.19%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	1,000,000	1,012,452	0.24%
Schlumberger Investment SA, 3.650%, 12/01/2023 (b)	1,265,000	1,277,254	0.31%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	250,820	0.06%
6.000%, 09/11/2017	250,000	266,530	0.06%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,203,623	0.29%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	1,350,000	1,449,638	0.35%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,207,254	0.29%
6.000%, 06/15/2020	1,500,000	1,685,306	0.40%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	300,000	312,613	0.07%
The Royal Bank of Scotland PLC, 4.375%, 03/16/2016 (b)	400,000	401,668	0.10%
Toronto Dominion Bank, 2.375%, 10/19/2016 (b)	1,000,000	1,010,163	0.24%
Wachovia Corp., 5.750%, 06/15/2017	850,000	898,824	0.22%
Wells Fargo & Co., 5.625%, 12/11/2017	1,000,000	1,074,690	0.26%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	494,613	0.12%
		45,730,237	10.95%
Health Care - 2.39%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	708,212	0.17%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,038,400	0.25%
3.625%, 05/22/2024	1,500,000	1,520,890	0.36%
Anthem, Inc., 2.375%, 02/15/2017	960,000	969,125	0.23%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,010,534	0.24%
3.625%, 05/15/2024	1,600,000	1,593,248	0.38%
Express Scripts Holding Co.
1.250%, 06/02/2017	500,000	497,732	0.12%
2.250%, 06/15/2019	1,250,000	1,242,138	0.30%
3.500%, 06/15/2024	700,000	672,932	0.16%
GlaxoSmithKline Capital, Inc., 1.500%, 05/08/2017 (b)	500,000	503,237	0.12%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	250,000	251,359	0.06%
		10,007,807	2.39%
Industrials - 0.24%
John Deere Capital Corp., 1.850%, 09/15/2016	1,000,000	1,006,528	0.24%

Information Technology - 0.90%
Altera Corp., 1.750%, 05/15/2017	1,000,000	1,006,255	0.24%
Applied Materials, Inc., 4.300%, 06/15/2021	300,000	325,984	0.08%
Corning, Inc., 6.850%, 03/01/2029	275,000	334,039	0.08%
eBay, Inc., 3.250%, 10/15/2020	1,000,000	1,030,907	0.25%
Juniper Networks, Inc., 4.600%, 03/15/2021	1,000,000	1,057,347	0.25%
		3,754,532	0.90%
Manufacturing - 0.32%
Teva Pharmaceutical Financial Co. BV, 2.950%, 12/18/2022 (b)	1,380,000	1,346,596	0.32%

Materials - 1.66%
Alcoa, Inc., 6.150%, 08/15/2020	625,000	608,594	0.15%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	808,750	0.19%
Goldcorp, Inc. (b)
2.125%, 03/15/2018	1,250,000	1,215,116	0.29%
3.625%, 06/09/2021	750,000	704,567	0.17%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	902,336	0.22%
Rio Tinto Finance USA PLC (b)
1.375%, 06/17/2016	1,000,000	999,332	0.24%
2.000%, 03/22/2017	640,000	630,078	0.15%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,055,799	0.25%
		6,924,572	1.66%

Telecommunication Services - 2.21%
AT&T, Inc.
3.000%, 02/15/2022	1,000,000	986,861	0.24%
5.350%, 09/01/2040	200,000	191,550	0.04%
5.500%, 02/01/2018	1,600,000	1,713,797	0.41%
5.800%, 02/15/2019	800,000	883,993	0.21%
CenturyLink, Inc., 5.150%, 06/15/2017	400,000	411,700	0.10%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,309,327	0.31%
Verizon Communications, Inc.
2.450%, 11/01/2022	1,200,000	1,151,168	0.28%
6.350%, 04/01/2019	1,400,000	1,582,398	0.38%
Vodafone Group PLC, 1.500%, 02/19/2018 (b)	1,000,000	991,889	0.24%
		9,222,683	2.21%
Total Corporate Bonds (Cost $89,027,134)		88,396,776	21.16%

MORTGAGE BACKED SECURITIES - 5.23%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	1,247,020	1,273,558	0.30%
3.000%, 09/01/2042	2,408,174	2,459,422	0.59%
5.000%, 05/01/2020	68,776	72,944	0.02%
5.500%, 04/01/2037	138,766	157,485	0.04%
Federal National Mortgage Association
0.500%, 10/29/2018	1,550,000	1,550,078	0.37%
1.000%, 03/18/2025	2,000,000	2,000,680	0.48%
1.250%, 06/25/2043	335,265	315,719	0.08%
1.750%, 02/16/2043	501,250	495,607	0.12%
2.000%, 12/30/2024	1,200,000	1,200,164	0.28%
2.000%, 01/30/2030	2,000,000	2,002,054	0.48%
2.000%, 05/23/2033	1,500,000	1,501,014	0.36%
2.000%, 11/25/2041	189,875	190,902	0.05%
2.250%, 03/25/2039	211,500	214,593	0.05%
2.400%, 11/07/2024	1,000,000	998,698	0.24%
2.750%, 01/15/2041	159,045	161,765	0.04%
3.000%, 09/15/2039	533,956	551,229	0.13%
3.000%, 10/01/2043	3,532,298	3,612,601	0.86%
3.500%, 01/01/2042	748,968	786,317	0.19%
4.000%, 10/01/2041	1,049,386	1,125,021	0.27%
4.000%, 12/01/2041	899,783	964,634	0.23%
4.500%, 08/01/2020	77,878	81,926	0.02%
6.000%, 10/01/2037	138,386	156,633	0.03%
Total Mortgage Backed Securities (Cost $21,632,387)		21,873,044	5.23%

U.S. TREASURY OBLIGATIONS - 10.09%
U.S. Treasury Bonds - 0.79%
U.S. Treasury Bonds, 3.625%, 02/15/2044	2,750,000	3,252,359	0.78%
U.S. Treasury Inflation Index Bond, 0.125%, 07/15/2022	25,802	25,550	0.01%
		3,277,909	0.79%
U.S. Treasury Notes - 9.30%
U.S. Treasury Notes
1.625%, 04/30/2019	260,000	264,789	0.06%
1.750%, 04/30/2022	1,500,000	1,515,206	0.36%
2.125%, 05/15/2025	4,350,000	4,429,100	1.06%
2.250%, 11/15/2024	1,500,000	1,545,264	0.37%
2.375%, 03/31/2016	4,955,000	4,970,459	1.19%
2.750%, 02/15/2024	7,550,000	8,093,102	1.94%
3.250%, 03/31/2017	10,450,000	10,760,240	2.57%
1.625%, 06/30/2019	4,750,000	4,837,020	1.16%
2.500%, 08/15/2023	2,335,000	2,465,295	0.59%
		38,880,475	9.30%
Total U.S. Treasury Obligations (Cost $41,589,716)		42,158,384	10.09%

U.S. GOVERNMENT AGENCY ISSUES - 0.15%
Federal Home Loan Banks, 5.750%, 06/15/2037	600,000	627,223	0.15%
Total U.S. Government Agency Issues (Cost $693,643)		627,223	0.15%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.19%
Alerian MLP ETF	54,700	568,880	0.14%
Apollo Investment Corp.	100,000	507,000	0.12%
Ares Capital Corp.	63,000	875,700	0.21%
Calamos Convertible Opportunity and Income Fund	16,000	143,840	0.03%
FS Investment Corp.	78,000	631,020	0.15%
Fifth Street Finance Corp.	117,000	671,580	0.16%

Guggenheim Credit Allocation Fund	34,000	635,460	0.15%
Oha Investment Corp.	8,000	28,480	0.01%
PennantPark Investment Corp.	77,000	408,870	0.10%
Prospect Capital Corp.	25,000	151,750	0.04%
SPDR Barclays Capital High Yield Bond	2,600	86,346	0.02%
SPDR Barclays Short Term High Yield	9,700	243,955	0.06%
Total Investment Companies (Excluding Money Market Funds) (Cost $6,137,881)		4,952,881	1.19%

SHORT-TERM INVESTMENTS - 0.61%
Money Market Funds - 0.61%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	2,529,603	2,529,603	0.61%
Total Short-Term Investments (Cost $2,529,603)		2,529,603	0.61%

Total Investments (Cost $391,891,767) - 99.82%		416,914,527	99.82%
Other Assets in Excess of Liabilities - 0.18%		738,961	0.18%
TOTAL NET ASSETS - 100.00%		$417,653,488	100.00%

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2016.
(d)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended January 31, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$269,800
Purchase Cost	$57,133
Sales Cost	$(100,735)
Ending Cost	$226,198
Dividend Income	$2,911
Shares	9,045
Market Value	$234,265

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$392,013,327
Gross unrealized appreciation	45,619,172
Gross unrealized depreciation	(20,717,972)
Net unrealized appreciation	$24,901,200

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$52,877,060	$–	$–	$52,877,060
Consumer Staples	27,659,160	–	–	27,659,160
Energy	9,724,841	–	–	9,724,841
Financials	47,504,335	–	–	47,504,335
Health Care	27,854,381	–	–	27,854,381
Industrials	30,622,220	–	–	30,622,220
Information Technology	33,983,255	–	–	33,983,255
Materials	12,018,610	–	–	12,018,610
Telecommunication Services	5,496,600	–	–	5,496,600
Total Common Stocks	$247,740,462	$–	$–	$247,740,462

Preferred Stocks
Construction	$354,620	$–	$–	$354,620
Consumer Staples	294,715	–	–	294,715
Financials	7,058,409	–	–	7,058,409
Total Preferred Stocks	$7,707,744	$–	$–	$7,707,744

REITS
Financials	$928,410	$–	$–	$928,410
Total REITS	$928,410	$–	$–	$928,410

Corporate Bonds
Consumer Discretionary	$–	$3,497,107	$–	$3,497,107
Consumer Staples	–	5,034,160	–	5,034,160
Energy	–	1,872,554	–	1,872,554
Financials	–	45,730,237	–	45,730,237
Health Care	–	10,007,807	–	10,007,807
Industrials	–	1,006,528	–	1,006,528

Information Technology	–	3,754,532	–	3,754,532
Manufacturing	–	1,346,596	–	1,346,596
Materials	–	6,924,572	–	6,924,572
Telecommunication Services	–	9,222,683	–	9,222,683
Total Corporate Bonds	$–	$88,396,776	$–	$88,396,776

Mortgage Backed Securities	$–	$21,873,044	$–	$21,873,044

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$3,277,909	$–	$3,277,909
U.S. Treasury Notes	–	38,880,475	–	38,880,475
Total U.S. Treasury Obligations	$–	$42,158,384	$–	$42,158,384

U.S. Government Agency Issues	$–	$627,223	$–	$627,223

Investment Companies (Excluding Money Market Funds)	$4,952,881	$–	$–	$4,952,881

Short-Term Investments
Money Market Funds	$2,529,603	$–	$–	$2,529,603
Total Short-Term Investments	$2,529,603	$–	$–	$2,529,603

Total Investments	$263,859,100	$153,055,427	$–	$416,914,527

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of		% of
	Shares/Par Amount	Value	Net Assets
COMMON STOCKS - 49.97%
Consumer Discretionary - 5.99%
McDonald’s Corp.	5,550	$686,979	5.99%

Consumer Staples - 7.02%
Procter & Gamble Co.	7,950	649,435	5.66%
The Coca-Cola Co.	2,800	120,176	1.04%
Wal-Mart Stores, Inc.	550	36,498	0.32%
		806,109	7.02%
Energy - 10.16%
Chevron Corp.	7,000	605,290	5.28%
Exxon Mobil Corp.	7,200	560,520	4.88%
		1,165,810	10.16%
Health Care - 8.15%
Merck & Co., Inc.	9,150	463,630	4.04%
Pfizer, Inc.	15,450	471,071	4.11%
		934,701	8.15%
Industrials - 9.61%
Caterpillar, Inc.	7,600	473,024	4.12%
General Electric Co.	21,650	630,015	5.49%
		1,103,039	9.61%
Information Technology - 3.10%
International Business Machines Corp.	2,850	355,652	3.10%

Materials - 0.71%
E.I. du Pont de Nemours & Co.	1,550	81,778	0.71%

Telecommunication Services - 5.23%
Verizon Communications, Inc.	12,000	599,640	5.23%
Total Common Stocks (Cost $5,278,026)		5,733,708	49.97%

SHORT-TERM INVESTMENTS - 50.55%
Money Market Funds - 4.42%
Fidelity Government Portfolio - Institutional Class, 0.18% (a)	506,960	506,960	4.42%

U.S. Treasury Bills - 46.13%
0.200%, 02/04/2016 (b)	1,200,000	1,199,982	10.46%
0.260%, 03/31/2016 (b)	500,000	499,763	4.36%
0.350%, 05/26/2016 (b)	600,000	599,342	5.22%
0.515%, 06/23/2016 (b)	1,000,000	998,559	8.70%
0.410%, 08/18/2016 (b)	1,000,000	997,621	8.70%
0.440%, 09/15/2016 (b)	1,000,000	997,346	8.69%
		5,292,613	46.13%
Total Short-Term Investments (Cost $5,800,500)		5,799,573	50.55%

Total Investments (Cost $11,078,526) - 100.52%		11,533,281	100.52%
Liabilities in Excess of Other Assets - (0.52)%		(59,795)	(0.52)%
TOTAL NET ASSETS - 100.00%		$11,473,486	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2016.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$11,090,823
Gross unrealized appreciation	764,959
Gross unrealized depreciation	(322,501)
Net unrealized appreciation	$442,458

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$686,979	$–	$–	$686,979
Consumer Staples	806,109	–	–	806,109
Energy	1,165,810	–	–	1,165,810
Health Care	934,701	–	–	934,701
Industrials	1,103,039	–	–	1,103,039
Information Technology	355,652	–	–	355,652
Materials	81,778	–	–	81,778
Telecommunication Services	599,640	–	–	599,640
Total Common Stocks	$5,733,708	$–	$–	$5,733,708

Short-Term Investments
Money Market Funds	$506,960	$–	$–	$506,960
U.S. Treasury Bills	–	5,292,613	–	5,292,613
Total Short-Term Investments	$506,960	$5,292,613	$–	$5,799,573

Total Investments	$6,240,668	$5,292,613	$–	$11,533,281

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares/		% of
	Par Amount	Value	Net Assets
PREFERRED STOCKS - 7.85%
Construction - 0.33%
SCE Trust I	540	$14,024	0.33%

Consumer Staples - 0.28%
CHS, Inc.	430	11,563	0.28%

Financials - 7.24%
Aegon N.V. (b)	175	4,478	0.11%
Allstate Corp.	500	13,735	0.33%
Bank of America Corp.	325	8,603	0.20%
Bank of New York Mellon Corp.	365	9,413	0.22%
Barclays Bank PLC (b)	185	4,769	0.11%
BB&T Corp.	555	14,019	0.33%
Capital One Financial Corp.	535	13,867	0.33%
Citigroup, Inc.	335	8,435	0.20%
Discover Financial Services	510	13,235	0.31%
Fannie Mae Preferred (a)	7,900	23,779	0.56%
First Republic Bank San Francisco	410	10,779	0.26%
HSBC Finance Corp.	175	4,489	0.11%
ING Groep N.V. (b)	190	4,845	0.11%
JPMorgan Chase & Co.	535	13,717	0.33%
KKR Financial Holdings LLC	315	8,322	0.20%
MetLife, Inc.	550	13,343	0.32%
Morgan Stanley	335	8,707	0.21%
Northern Trust Corp.	525	13,986	0.33%
PNC Financial Services Group, Inc.	540	13,856	0.33%
RBS Capital Funding Trust V	465	11,448	0.27%
Regions Financial Corp.	530	13,822	0.33%
State Street Corp.	520	13,988	0.33%
SunTrust Banks, Inc.	535	13,841	0.33%
The Charles Schwab Corp.	530	13,870	0.33%
The Goldman Sachs Group, Inc.	330	8,524	0.20%
U.S. Bancorp (d)	365	9,454	0.22%
Wells Fargo & Co.	535	14,012	0.33%
		305,336	7.24%
Total Preferred Stocks (Cost $497,658)		330,923	7.85%

REITS - 2.26%
Financials - 2.26%
Apollo Commercial Real Estate Finance, Inc.	6,000	95,400	2.26%
Total REITS (Cost $100,716)		95,400	2.26%

CORPORATE BONDS - 46.62%
Consumer Discretionary - 7.84%
Amazon.com, Inc., 2.500%, 11/29/2022	75,000	74,020	1.76%
Time Warner, Inc., 3.400%, 06/15/2022	75,000	75,414	1.79%
YUM! Brands, Inc., 5.300%, 09/15/2019	175,000	180,906	4.29%
		330,340	7.84%
Financials - 28.41%
Associated Banc-Corp, 5.125%, 03/28/2016	200,000	200,543	4.76%
Associates Corporation of North America, 6.950%, 11/01/2018	175,000	198,561	4.71%
Discover Financial Services, 5.200%, 04/27/2022	175,000	190,656	4.52%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	205,000	206,758	4.91%
Lazard Group, 6.850%, 06/15/2017	37,000	39,375	0.93%
Merrill Lynch Co., Inc., 6.400%, 08/28/2017	70,000	74,709	1.77%
The Goldman Sachs Group, Inc., 6.000%, 06/15/2020	70,000	78,648	1.87%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	200,000	208,409	4.94%
		1,197,659	28.41%
Health Care - 6.89%
Agilent Technologies, Inc., 5.000%, 07/15/2020	175,000	190,672	4.53%
Celgene Corp., 3.625%, 05/15/2024	100,000	99,578	2.36%
		290,250	6.89%
Telecommunication Services - 3.48%
AT&T, Inc., 5.500%, 02/01/2018	70,000	74,979	1.78%
Verizon Communications, Inc., 2.450%, 11/01/2022	75,000	71,948	1.70%
		146,927	3.48%
Total Corporate Bonds (Cost $1,936,268)	1,965,176	46.62%

MORTGAGE BACKED SECURITIES - 10.49%
Federal National Mortgage Association
0.500%, 10/29/2018	150,000	150,008	3.56%
3.000%, 08/01/2042	285,760	292,304	6.93%
Total Mortgage Backed Securities (Cost $443,244)		442,312	10.49%

U.S. TREASURY OBLIGATIONS - 25.82%
U.S. Treasury Notes - 25.82%
U.S. Treasury Notes
1.000%, 03/31/2017	135,000	135,517	3.21%
1.625%, 04/30/2019	190,000	193,499	4.59%
2.125%, 05/15/2025	285,000	290,183	6.88%
2.250%, 11/15/2024	35,000	36,056	0.86%
2.500%, 08/15/2023	190,000	200,602	4.76%
2.750%, 02/15/2024	160,000	171,510	4.07%
3.625%, 02/15/2021	55,000	60,967	1.45%
		1,088,334	25.82%
Total U.S. Treasury Obligations (Cost $1,070,575)		1,088,334	25.82%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 3.70%
Alerian MLP ETF	2,500	26,000	0.62%
Apollo Investment Corp.	5,000	25,350	0.60%
Ares Capital Corp.	2,050	28,495	0.68%
FS Investment Corp.	3,200	25,888	0.61%
Fifth Street Finance Corp.	4,500	25,830	0.61%
Prospect Capital Corp.	4,000	24,280	0.58%
Total Investment Companies (Excluding Money Market Funds) (Cost $174,692)		155,843	3.70%

SHORT-TERM INVESTMENTS - 3.15%
Money Market Funds - 3.15%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	132,617	132,617	3.15%
Total Short-Term Investments (Cost $132,617)		132,617	3.15%

Total Investments (Cost $4,355,770) - 99.89%		4,210,605	99.89%
Other Assets in Excess of Liabilities - 0.11%		4,674	0.11%
TOTAL NET ASSETS - 100.00%		$4,215,279	100.00%

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2016.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions  with this affiliated company for the year ended January 31, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$13,348
Purchase Cost	$-
Sales Cost	$(4,241)
Ending Cost	$9,107
Dividend Income	$117
Shares	365
Market Value	$9,454

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$4,355,770
Gross unrealized appreciation	68,234
Gross unrealized depreciation	(213,399)
Net unrealized depreciation	$(145,165)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Preferred Stocks	Level 1	Level 2	Level 3	Total
Construction	$14,024	$–	$–	$14,024
Consumer Staples	11,563	–	–	11,563
Financials	305,336	–	–	305,336
Total Preferred Stocks	$330,923	$–	$–	$330,923

REITS
Financials	$95,400	$–	$–	$95,400
Total REITS	$95,400	$–	$–	$95,400

Corporate Bonds
Consumer Discretionary	$–	$330,340	$–	$330,340
Financials	–	1,197,659	–	1,197,659
Health Care	–	290,250	–	290,250
Telecommunication Services	–	146,927	–	146,927
Total Corporate Bonds	$–	$1,965,176	$–	$1,965,176

Mortgage Backed Securities	$–	$442,312	$–	$442,312

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$1,088,334	$–	$1,088,334
Total U.S. Treasury Obligations	$–	$1,088,334	$–	$1,088,334

Investment Companies (Excluding Money Market Funds)	$155,843	$–	$–	$155,843

Short-Term Investments
Money Market Funds	$132,617	$–	$–	$132,617
Total Short-Term Investments	$132,617	$–	$–	$132,617

Total Investments	$714,783	$3,495,822	$–	$4,210,605

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 97.25%
Energy - 31.46%
Cheniere Energy, Inc. (a)	1,491,117	$44,808,066	3.31%
Columbia Pipeline Group, Inc.	2,933,582	54,417,946	4.02%
Enbridge, Inc. (b)	1,506,321	52,118,706	3.85%
EQT Corp.	275,232	16,992,824	1.26%
Kinder Morgan, Inc.	4,208,225	69,225,301	5.11%
Spectra Energy Corp.	2,386,415	65,507,092	4.84%
The Williams Companies, Inc.	2,922,557	56,405,350	4.17%
TransCanada Corp. (b)	1,920,868	66,385,198	4.90%
		425,860,483	31.46%
Financials - 0.40%
Berkshire Hathaway, Inc., Class A (a)	28	5,442,081	0.40%

Utilities - 65.39%
AGL Resources, Inc.	771,730	49,051,159	3.62%
ALLETE, Inc.	2,400	126,960	0.01%
Alliant Energy Corp.	62,904	4,110,147	0.30%
Ameren Corp.	164,490	7,388,891	0.55%
Atmos Energy Corp.	760,786	52,661,607	3.89%
Avista Corp.	85,972	3,183,543	0.24%
Black Hills Corp.	78,959	3,891,099	0.29%
Centerpoint Energy, Inc.	746,226	13,335,059	0.99%
Chesapeake Utilities Corp.	89,608	5,642,616	0.42%
CMS Energy Corp.	640,148	24,888,954	1.84%
Consolidated Edison, Inc.	367,786	25,520,671	1.89%
Corning Natural Gas Holding Corp.	20,564	355,243	0.03%
Delta Natural Gas Company, Inc.	56,004	1,221,447	0.09%
Dominion Resources, Inc.	899,446	64,913,018	4.80%
DTE Energy Co.	252,954	21,503,620	1.59%
Duke Energy Corp.	109,337	8,233,076	0.61%
Entergy Corp.	10,400	734,032	0.05%
Eversource Energy	249,975	13,448,655	0.99%
Exelon Corp.	364,131	10,767,354	0.80%
Gas Natural, Inc.	47,939	398,852	0.03%
Iberdrola SA - ADR (b)	532,514	15,000,919	1.11%
MDU Resources Group, Inc.	561,907	9,484,990	0.70%
MGE Energy, Inc.	47,054	2,279,766	0.17%
National Fuel Gas Co.	310,924	14,094,185	1.04%
National Grid PLC - ADR (b)	930,558	65,892,812	4.87%
New Jersey Resources Corp.	423,884	14,929,194	1.10%
NiSource, Inc.	1,220,131	25,634,952	1.89%
Northwest Natural Gas Co.	206,786	10,742,533	0.79%
Northwestern Corp.	108,198	6,041,776	0.45%
One Gas, Inc.	387,625	21,924,070	1.62%
Pepco Holdings, Inc.	63,404	1,691,619	0.12%
PG&E Corp.	924,299	50,753,258	3.75%
Piedmont Natural Gas Company, Inc.	571,361	33,847,426	2.50%
PPL Corp.	449,719	15,767,148	1.16%
Public Service Enterprise Group, Inc.	672,790	27,786,227	2.05%
Questar Corp.	984,426	20,072,446	1.48%
RGC Resources, Inc.	38,773	821,988	0.06%
SCANA Corp.	167,966	10,573,460	0.78%
Sempra Energy	686,840	65,078,090	4.81%
South Jersey Industries, Inc.	344,671	8,568,521	0.63%
Southwest Gas Corp.	317,817	18,697,174	1.38%
TECO Energy, Inc.	480,551	13,032,543	0.96%
The Empire District Electric Co.	18,325	537,655	0.04%
The Laclede Group, Inc.	276,791	17,698,017	1.31%
UGI Corp.	294,402	10,009,668	0.74%
Unitil Corp.	61,515	2,383,706	0.18%
Vectren Corp.	315,728	13,210,060	0.98%
WEC Energy Group, Inc.	725,590	40,074,336	2.96%
WGL Holdings, Inc.	304,592	20,343,700	1.50%
Xcel Energy, Inc.	435,399	16,640,950	1.23%
		884,989,192	65.39%
Total Common Stocks (Cost $1,042,120,467)		1,316,291,756	97.25%

PARTNERSHIPS - 0.50%
Energy - 0.50%
Plains GP Holdings LP	844,277	6,754,216	0.50%
Total Partnerships (Cost $21,730,690)		6,754,216	0.50%

SHORT-TERM INVESTMENTS - 1.67%
Money Market Funds - 1.67%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	22,600,785	22,600,785	1.67%
Total Short-Term Investments (Cost $22,600,785)		22,600,785	1.67%

Total Investments (Cost $1,086,451,942) - 99.42%		1,345,646,757	99.42%
Other Assets in Excess of Liabilities - 0.58%		7,821,857	0.58%
TOTAL NET ASSETS - 100.00%		$1,353,468,614	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$1,132,974,491
Gross unrealized appreciation	342,414,532
Gross unrealized depreciation	(129,742,266)
Net unrealized appreciation	$212,672,266

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$425,860,483	$–	$–	$425,860,483
Financials	5,442,081	–	–	5,442,081
Utilities	884,633,949	355,243	–	884,989,192
Total Common Stocks	$1,315,936,513	$355,243	$–	$1,316,291,756

Partnerships
Energy	$6,754,216	$–	$–	$6,754,216
Total Partnerships	$6,754,216	$–	$–	$6,754,216

Short-Term Investments
Money Market Funds	$22,600,785	$–	$–	$22,600,785
Total Short-Term Investments	$22,600,785	$–	$–	$22,600,785

Total Investments	$1,345,291,514	$355,243	$–	$1,345,646,757

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized transfers between levels 1 and 2.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Common Stock
Transfers into Level 1	$–
Transfers out of Level 1	(355,243)

Net Transfers into/(out of) Level 1	$(355,243)

Transfers into Level 2	$355,243
Transfers out of Level 2	–

Net transfers into/(out of) Level 2	$355,243

The Fund transferred $355,243 from Level 1 to Level 2 at January 31, 2016. The security was transferred due to lack of an active market on January 31, 2016, but actively traded on October 31, 2015.

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 89.47%
Financials - 89.47%
1st Source Corp.	25,000	$755,500	0.31%
Associated Banc-Corp.	135,000	2,369,250	0.98%
Astoria Financial Corp.	450,000	6,808,500	2.81%
BankUnited, Inc.	250,000	8,425,000	3.47%
Banner Corp.	175,000	7,262,500	2.99%
Beneficial Bancorp, Inc. (a)	155,000	2,007,250	0.83%
Berkshire Hills Bancorp, Inc.	90,000	2,500,200	1.03%
Brookline Bancorp, Inc.	660,000	7,365,600	3.04%
Capital Bank Financial Corp.	142,000	4,323,900	1.78%
Clifton Bancorp, Inc.	650,000	9,379,500	3.87%
Cullen/Frost Bankers, Inc.	49,500	2,369,070	0.98%
Customers Bancorp, Inc. (a)	100,000	2,510,000	1.03%
First Connecticut Bancorp, Inc.	150,000	2,440,500	1.01%
First Niagara Financial Group, Inc.	145,000	1,419,550	0.59%
Flushing Financial Corp.	450,000	9,900,000	4.08%
Fulton Financial Corp.	235,000	3,019,750	1.24%
Hingham Institution for Savings	82,000	10,086,820	4.16%
IBERIABANK Corp.	155,000	7,416,750	3.06%
Independent Bank Corp.	223,000	10,193,330	4.20%
Investors Bancorp, Inc.	605,000	7,072,450	2.92%
Kearny Financial Corp. of Maryland	730,000	8,825,700	3.64%
Meridian Bancorp, Inc.	485,000	6,814,250	2.81%
OceanFirst Financial Corp.	339,246	6,011,439	2.48%
Opus Bank	130,000	4,288,700	1.77%
PacWest Bancorp	107,500	3,946,325	1.63%
Provident Financial Services, Inc.	500,000	9,820,000	4.05%
Servisfirst Bancshares, Inc.	139,500	5,589,765	2.30%
Synovus Financial Corp.	275,000	8,395,750	3.46%
Umpqua Holdings Corp.	215,000	3,113,200	1.28%
Union Bankshares Corp.	35,000	803,950	0.33%
United Financial Bancorp, Inc.	380,000	4,294,000	1.77%
Washington Federal, Inc.	422,500	9,020,375	3.72%
Webster Financial Corp.	140,000	4,643,800	1.91%
Western Alliance Bancorp (a)	85,000	2,769,300	1.14%
Wilshire Bancorp, Inc.	390,000	4,130,100	1.70%
Wintrust Financial Corp.	190,000	7,997,100	3.30%
WSFS Financial Corp.	317,500	9,226,550	3.80%
Yadkin Financial Corp.	417,500	9,702,700	4.00%
		217,018,424	89.47%
Total Common Stocks (Cost $196,073,264)		217,018,424	89.47%

SHORT-TERM INVESTMENTS - 11.22%
Money Market Funds - 11.22%
Federated Government Obligations Fund - Class I, 0.17% (c)	11,937,000	11,937,000	4.92%
Federated Treasury Obligations Fund, 0.13% (c)	3,350,706	3,350,706	1.38%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	11,937,000	11,937,000	4.92%
		27,224,706	11.22%
Total Short-Term Investments (Cost $27,224,706)		27,224,706	11.22%

Total Investments (Cost $223,297,970) - 100.69%		244,243,130	100.69%
Liabilities in Excess of Other Assets - (0.69)%		(1,660,416)	(0.69)%
TOTAL NET ASSETS - 100.00%		$242,582,714	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$223,535,557
Gross unrealized appreciation	29,459,219
Gross unrealized depreciation	(8,751,646)
Net unrealized appreciation	$20,707,573

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$217,018,424	$–	$–	$217,018,424
Total Common Stocks	$217,018,424	$–	$–	$217,018,424

Short-Term Investments
Money Market Funds	$27,224,706	$–	$–	$27,224,706
Total Short-Term Investments	$27,224,706	$–	$–	$27,224,706

Total Investments	$244,243,130	$–	$–	$244,243,130

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 76.92%
Financials - 72.63%
Ally Financial, Inc. (a)	45,000	$713,250	0.64%
Bank of America Corp.	325,000	4,595,500	4.15%
BB&T Corp.	121,000	3,951,860	3.57%
Berkshire Hathaway, Inc., Class B (a)	16,000	2,076,320	1.88%
Capital One Financial Corp.	70,000	4,593,400	4.15%
Citigroup, Inc.	96,000	4,087,680	3.69%
Citizens Financial Group, Inc.	185,000	3,931,250	3.55%
Discover Financial Services	55,000	2,518,450	2.28%
Fifth Third Bancorp	265,000	4,187,000	3.78%
First Republic Bank	13,000	884,000	0.80%
JPMorgan Chase & Co.	78,000	4,641,000	4.20%
KeyCorp	370,000	4,129,200	3.73%
Lincoln National Corp.	30,000	1,183,800	1.07%
M&T Bank Corp.	40,000	4,407,200	3.98%
Morgan Stanley	127,000	3,286,760	2.97%
New York Community Bancorp, Inc.	210,000	3,250,800	2.94%
Regions Financial Corp.	440,000	3,572,800	3.23%
SunTrust Banks, Inc.	122,000	4,462,760	4.03%
Synchrony Financial (a)	143,000	4,064,060	3.67%
The Goldman Sachs Group, Inc.	13,500	2,181,060	1.97%
The PNC Financial Services Group, Inc.	48,000	4,159,200	3.76%
U.S. Bancorp (c)	104,000	4,166,240	3.77%
Wells Fargo & Co.	86,000	4,319,780	3.90%
Zions Bancorporation	45,000	1,020,600	0.92%
		80,383,970	72.63%
Information Technology - 4.29%
MasterCard, Inc., Class A	14,000	1,246,420	1.13%
Visa, Inc., Class A	47,000	3,501,030	3.16%
		4,747,450	4.29%
Total Common Stocks (Cost $91,658,969)		85,131,420	76.92%

SHORT-TERM INVESTMENTS - 23.40%
Money Market Funds - 23.40%
Dreyfus Government Cash Management, 0.17% (b)	5,175,000	5,175,000	4.68%
Federated Government Obligations Fund - Class I, 0.17% (b)	5,175,000	5,175,000	4.68%
Federated Treasury Obligations Fund, 0.13% (b)	5,175,000	5,175,000	4.68%
Fidelity Government Portfolio - Institutional Class, 0.18% (b)	5,175,000	5,175,000	4.68%
Fidelity Institutional Money Market Portfolio, 0.29% (b)	5,175,000	5,175,000	4.68%
		25,875,000	23.40%
Total Short-Term Investments (Cost $25,875,000)		25,875,000	23.40%

Total Investments (Cost $117,533,969) - 100.32%		111,006,420	100.32%
Liabilities in Excess of Other Assets - (0.32)%		(348,723)	(0.32)%
TOTAL NET ASSETS - 100.00%		$110,657,697	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2016.
(c)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended January 31, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$4,466,872
Purchase Cost	$533,297
Sales Cost	$(635,644)
Ending Cost	$4,364,525
Dividend Income	$28,305
Shares	104,000
Market Value	$4,166,240

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$117,703,131
Gross unrealized appreciation	2,567,826
Gross unrealized depreciation	(9,264,537)
Net unrealized appreciation	$(6,696,711)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$80,383,970	$–	$–	$80,383,970
Information Technology	4,747,450	–	–	4,747,450
Total Common Stocks	$85,131,420	$–	$–	$85,131,420

Short-Term Investments
Money Market Funds	$25,875,000	$–	$–	$25,875,000
Total Short-Term Investments	$25,875,000	$–	$–	$25,875,000

Total Investments	$111,006,420	$–	$–	$111,006,420

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 92.35%
Consumer Discretionary - 9.27%
Amazon.com, Inc. (a)	286	$167,882	3.86%
Ctrip.com International Ltd. - ADR (a) (b)	955	40,760	0.94%
Dish Network Corp. (a)	780	37,651	0.87%
Netflix, Inc. (a)	505	46,379	1.07%
priceline.com, Inc. (a)	57	60,703	1.40%
Wayfair, Inc. (a)	1,090	49,268	1.13%
		402,643	9.27%
Health Care - 19.38%
Acorda Therapeutics, Inc. (a)	1,040	38,293	0.88%
Alexion Pharmaceuticals, Inc. (a)	252	36,774	0.85%
Amgen, Inc.	864	131,959	3.04%
Biogen, Inc. (a)	265	72,361	1.67%
Celgene Corp. (a)	904	90,689	2.09%
DexCom, Inc. (a)	565	40,273	0.93%
Gilead Sciences, Inc.	1,593	132,219	3.04%
Illumina, Inc. (a)	249	39,330	0.90%
McKesson Corp.	293	47,167	1.09%
Medtronic PLC (b)	1,565	118,815	2.73%
Regeneron Pharmaceuticals (a)	120	50,411	1.16%
Zimmer Biomet Holdings, Inc.	440	43,674	1.00%
		841,965	19.38%
Industrials - 2.65%
Danaher Corp.	851	73,739	1.70%
Nidec Corp. - ADR (a) (b)	2,430	41,456	0.95%
		115,195	2.65%
Information Technology - 60.13%
Acxiom Corp. (a)	2,165	40,486	0.93%
Adobe Systems, Inc. (a)	565	50,358	1.16%
Alibaba Group Holding Ltd. - ADR (a) (b)	2,345	157,185	3.62%
Alphabet, Inc., Class C (a)	211	156,762	3.61%
Ambarella, Inc. (a) (b)	1,052	41,743	0.96%
Apple, Inc.	1,666	162,168	3.73%
ARM Holdings PLC - ADR (b)	975	42,003	0.97%
Avago Technologies, Ltd.	300	40,113	0.92%
Baidu, Inc. - ADR (a) (b)	325	53,063	1.22%
Broadcom Corp.	490	26,788	0.62%
Cisco Systems, Inc.	6,490	154,397	3.55%
Cognizant Technology Solutions Corp., Class A (a)	730	46,216	1.06%
Ellie Mae, Inc. (a)	565	39,454	0.91%
Facebook, Inc. (a)	1,395	156,533	3.60%
FireEye, Inc. (a)	2,776	39,114	0.90%
First Solar, Inc. (a)	655	44,972	1.04%
Fitbit, Inc. (a)	2,345	38,927	0.90%
Imperva, Inc. (a)	715	36,865	0.85%
Infosys Ltd. - ADR (b)	2,765	49,521	1.14%
Intel Corp.	5,125	158,978	3.66%
JinkoSolar Holding Co. Ltd. - ADR (a) (b)	2,160	44,453	1.02%
LinkedIn Corp., Class A (a)	202	39,978	0.92%
MasterCard, Inc., Class A	1,280	113,958	2.62%
NetEase, Inc. - ADR (b)	255	39,816	0.92%
Palo Alto Networks, Inc. (a)	275	41,110	0.95%
PayPal Holdings, Inc. (a)	1,372	49,584	1.14%
Pure Storage, Inc. (a)	2,975	38,705	0.89%
salesforce.com, Inc. (a)	737	50,160	1.16%
SAP SE - ADR (b)	1,395	111,321	2.56%
ServiceNow, Inc. (a)	530	32,971	0.76%
Tencent Holdings Ltd. - ADR (b)	9,275	173,814	4.00%
TTM Technologies , Inc. (a)	7,805	45,503	1.05%
Twitter, Inc. (a)	2,425	40,740	0.94%
Visa, Inc., Class A	2,385	177,659	4.09%
VMware, Inc., Class A (a)	810	37,058	0.85%
Zillow Group, Inc. (a)	1,921	39,381	0.91%
		2,611,857	60.13%
Telecommunication Services - 0.92%
T- Mobile US, Inc. (a)	995	39,949	0.92%
Total Common Stocks (Cost $4,223,988)		4,011,609	92.35%

SHORT-TERM INVESTMENTS - 3.04%
Money Market Funds - 3.04%
Fidelity Government Portfolio - Institutional Class, 0.18% (c)	132,183	132,183	3.04%
Total Short-Term Investments (Cost $132,183)		132,183	3.04%

Total Investments (Cost $4,356,171) - 95.39%		4,143,792	95.39%
Other Assets in Excess of Liabilities - 4.61%		200,136	4.61%
TOTAL NET ASSETS - 100.00%		$4,343,928	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$4,379,401
Gross unrealized appreciation	290,558
Gross unrealized depreciation	(526,167)
Net unrealized appreciation	$(235,609)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies–Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$402,643	$-	$-	$402,643
Health Care	841,965	-	-	841,965
Industrials	115,195	-	-	115,195
Information Technology	2,611,857	-	-	2,611,857
Telecommunication Services	39,949	-	-	39,949
Total Common Stocks	$4,011,609	$-	$-	$4,011,609

Short-Term Investments
Money Market Funds	$132,183	$-	$-	$132,183
Total Short-Term Investments	$132,183	$-	$-	$132,183

Total Investments	$4,143,792	$-	$-	$4,143,792

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 92.15%
Consumer Discretionary - 23.52%
Asics Corp.	314,800	$5,844,345	5.07%
Isuzu Motors, Ltd.	469,500	4,757,418	4.13%
Ryohin Keikaku Co., Ltd.	33,900	7,190,209	6.24%
Shimano, Inc.	49,200	7,848,624	6.81%
Toyota Motor Corp.	24,400	1,469,601	1.27%
		27,110,197	23.52%
Consumer Staples - 12.88%
Kao Corp.	124,700	6,692,070	5.80%
Pigeon Corp.	92,100	1,977,643	1.72%
Unicharm Corp.	316,800	6,183,902	5.36%
		14,853,615	12.88%
Financials - 2.92%
Mizuho Financial Group	596,700	1,032,423	0.90%
Sumitomo Mitsui Financial Group, Inc.	69,600	2,334,983	2.02%
		3,367,406	2.92%
Health Care - 13.10%
Rohto Pharmaceutical Co., Ltd.	364,400	6,802,974	5.90%
Terumo Corp.	261,000	8,298,649	7.20%
		15,101,623	13.10%
Industrials - 25.40%
Daikin Industries	85,200	5,756,660	4.99%
Kubota Corp.	354,000	5,232,115	4.54%
Misumi Group, Inc.	480,000	5,870,002	5.09%
Mitsubishi Corp.	370,200	5,934,281	5.15%
Nidec Corp.	86,700	5,915,438	5.13%
Sumitomo Corp.	57,600	574,165	0.50%
		29,282,661	25.40%
Information Technology - 5.81%
Keyence Corp.	14,200	6,700,777	5.81%

Materials - 3.80%
Fuji Seal International, Inc.	144,800	4,375,325	3.80%

Telecommunication Services - 4.72%
Softbank Group Co.	123,600	5,442,789	4.72%
Total Common Stocks (Cost $91,075,660)		106,234,393	92.15%

SHORT-TERM INVESTMENTS - 7.70%
Money Market Funds - 7.70%
Federated Government Obligations Fund - Class I, 0.17% (a)	3,254,244	3,254,244	2.82%
Fidelity Government Portfolio - Institutional Class, 0.18% (a)	5,628,000	5,628,000	4.88%
		8,882,244	7.70%
Total Short-Term Investments (Cost $8,882,244)		8,882,244	7.70%

Total Investments (Cost $99,957,904) - 99.85%		115,116,637	99.85%
Other Assets in Excess of Liabilities - 0.15%		174,250	0.15%
TOTAL NET ASSETS - 100.00%		$115,290,887	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$100,129,863
Gross unrealized appreciation	22,234,383
Gross unrealized depreciation	(7,247,609)
Net unrealized appreciation	$14,986,774

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$27,110,197	$–	$27,110,197
Consumer Staples	–	14,853,615	–	14,853,615
Financials	–	3,367,406	–	3,367,406
Health Care	–	15,101,623	–	15,101,623
Industrials	–	29,282,661	–	29,282,661
Information Technology	–	6,700,777	–	6,700,777
Materials	–	4,375,325	–	4,375,325
Telecommunication Services	–	5,442,789	–	5,442,789
Total Common Stocks	$–	$106,234,393	$–	$106,234,393

Short-Term Investments
Money Market Funds	$8,882,244	$–	$–	$8,882,244
Total Short-Term Investments	$8,882,244	$–	$–	$8,882,244

Total Investments	$8,882,244	$106,234,393	$–	$115,116,637

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 94.05%
Consumer Discretionary - 15.60%
Aeon Fantasy Co.	15,700	$300,159	1.10%
DCM Holdings Co., Ltd.	80,500	581,473	2.13%
Doshisha Co., Ltd.	24,100	479,280	1.76%
Fujibo Holdings, Inc.	220,000	375,469	1.38%
Hagihara Industries, Inc.	26,400	491,308	1.80%
Haseko Corp.	27,500	288,022	1.06%
Komeri Co., Ltd.	16,000	317,743	1.16%
PALTAC Corp.	11,500	199,130	0.73%
Parco Co., Ltd.	28,800	244,324	0.89%
Seiren Co., Ltd.	35,100	365,483	1.34%
Starts Corp., Inc.	31,500	615,151	2.25%
		4,257,542	15.60%
Consumer Staples - 1.81%
Mitsui Sugar Co., Ltd.	60,000	274,483	1.00%
Yamaya Corp.	12,900	220,369	0.81%
		494,852	1.81%
Consumer Discretionary - 1.53%
Tasaki & Co., Ltd.	32,600	418,855	1.53%

Financials - 4.43%
INTELLEX Co., Ltd.	63,200	490,802	1.79%
The Tochigi Bank, Inc.	55,000	261,566	0.96%
Tokai Tokyo Financial Holdings, Inc.	81,600	458,150	1.68%
		1,210,518	4.43%
Industrials - 37.40%
BELLSYSTEM24 Holdings, Inc.	53,400	530,626	1.94%
Benefit One, Inc.	16,600	354,714	1.30%
Daihen Corp.	122,000	643,121	2.36%
Daiichi Jitsugyo, Inc.	77,000	340,670	1.25%
Hanwa Co., Ltd.	118,000	495,422	1.82%
Hito Communication, Inc.	25,800	385,858	1.41%
Kanematsu Corp.	223,000	355,214	1.30%
Kito Corp.	65,800	535,104	1.96%
Kitz Corp.	126,500	566,118	2.07%
Kondotec, Inc.	57,100	357,394	1.31%
Miyaji Engineering Group, Inc.	173,000	255,510	0.94%
Nachi-Fujikoshi Corp.	112,000	429,916	1.58%
Nakano Corp.	88,800	491,698	1.80%
Nihon Trim Co., Ltd.	10,000	345,165	1.27%
Nissei ASB Machine Co., Ltd.	20,600	345,765	1.27%
Nittoku Engineering Co., Ltd.	43,000	377,293	1.38%
Okamura Corp.	51,600	468,970	1.72%
Ryobi, Ltd.	101,000	416,099	1.52%
Sanko Gosei, Ltd.	134,000	443,908	1.63%
Sinfonia Technology Co., Ltd.	232,000	334,213	1.22%
Sumitomo Densetsu Co., Ltd.	42,400	511,384	1.87%
Takeei Corp.	60,000	456,330	1.67%
Tocalo Co., Ltd.	15,300	292,619	1.07%
Toppan Forms Co., Ltd.	39,600	475,761	1.74%
		10,208,872	37.40%

Information Technology - 26.46%
Aichi Tokei Denki Co., Ltd.	156,000	407,219	1.49%
Aiphone Co., Ltd.	26,300	429,307	1.57%
Amano Corp.	41,000	540,923	1.98%
Anritsu Corp.	36,500	226,178	0.83%
Digital Garage, Inc.	15,200	255,340	0.94%
Elecom Co., Ltd.	40,000	490,633	1.80%
Information Services International - Dentsu, Ltd.	28,100	563,078	2.06%
Itfor, Inc.	109,200	525,093	1.92%
Koa Corp.	67,200	522,781	1.92%
Kyosan Electric Manufacturing Co., Ltd.	180,000	509,937	1.87%
Marubun Corp.	35,200	240,658	0.88%
Nihon Unisys, Ltd.	42,800	456,656	1.67%
Soliton Systems K.K.	44,900	474,305	1.74%
TKC Corp.	15,000	365,654	1.34%
Towa Corp.	90,500	520,093	1.91%
V-cube, Inc.	28,400	199,760	0.73%
Yokowo Co., Ltd.	91,100	494,203	1.81%
		7,221,818	26.46%
Materials - 5.93%
Aichi Steel Corp.	114,000	440,741	1.61%
Asia Pile Holdings Co.	55,500	228,803	0.84%
Fujikura Kasei Co., Ltd.	42,200	189,956	0.70%
Hakudo Co., Ltd.	45,700	461,389	1.69%
Shinagawa Refractories, Ltd.	146,000	296,998	1.09%
		1,617,887	5.93%
Utilities - 0.89%
eREX Co., Ltd.	19,800	243,658	0.89%
Total Common Stocks (Cost $24,690,155)		25,674,002	94.05%

SHORT-TERM INVESTMENTS - 5.89%
Money Market Funds - 5.89%
Federated Government Obligations Fund - Class I, 0.17% (a)	313,759	313,759	1.15%
Fidelity Government Portfolio - Institutional Class, 0.18% (a)	1,294,022	1,294,022	4.74%
		1,607,781	5.89%
Total Short-Term Investments (Cost $1,607,781)		1,607,781	5.89%

Total Investments (Cost $26,297,936) - 99.94%		27,281,783	99.94%
Other Assets in Excess of Liabilities - 0.06%		17,212	0.06%
TOTAL NET ASSETS - 100.00%		$27,298,995	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2016, was as follows*:

Cost of investments	$26,452,949
Gross unrealized appreciation	2,570,761
Gross unrealized depreciation	(1,741,927)
Net unrealized appreciation	$828,834

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those  inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities –Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original term to maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2016, were as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$4,257,542	$–	$4,257,542
Consumer Staples	–	494,852	–	494,852
Consumer Discretionary	–	418,855	–	418,855
Financials	–	1,210,518	–	1,210,518
Industrials	530,626	9,678,246	–	10,208,872
Information Technology	–	7,221,818	–	7,221,818
Materials	–	1,617,887	–	1,617,887
Utilities	–	243,658	–	243,658
Total Common Stocks	$530,626	$25,143,376	$–	$25,674,002

Short-Term Investments
Money Market Funds	$1,607,781	$–	$–	$1,607,781
Total Short-Term Investments	$1,607,781	$–	$–	$1,607,781

Total Investments	$2,138,407	$25,143,376	$–	$27,281,783

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2016, the Fund recognized no transfers between levels.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$4,257,542	$–	$4,257,542
Consumer Staples	–	494,852	–	494,852
Consumer Discretionary	–	418,855	–	418,855
Financials	–	1,210,518	–	1,210,518
Industrials	530,626	9,678,246	–	10,208,872
Information Technology	–	7,221,818	–	7,221,818
Materials	–	1,617,887	–	1,617,887
Utilities	–	243,658	–	243,658
Total Common Stocks	$530,626	$25,143,376	$–	$25,674,002

Short-Term Investments
Money Market Funds	–	1,607,781	–	1,607,781
Total Short-Term Investments	$–	$1,607,781	$–	$1,607,781

Total Investments	$530,626	$26,751,157	$–	$27,281,783

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hennessy Funds Trust

By (Signature and Title)	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Investment Officer and President

Date	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Investment Officer and President

Date	March 31, 2016

By (Signature and Title)*	/s/ Teresa M. Nilsen
Teresa M. Nilsen, Executive Vice President and Treasurer

Date	March 31, 2016